NOTES PAYABLE	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTES PAYABLE
NOTE H – NOTES PAYABLE

The carrying value of notes payable at June 30, 2011 and December 31, 2010 consisted of the following:

	06/30/11	12/31/10
Wan-Yu, interest rate 12% ~14%	$20,000	$20,000
Hsiang, interest rate 14%	15,000	15,000
Yip, interest rate 18%	-	200,000
Notes payable – current portion	$35,000	$235,000

	06/30/11	12/31/10
Bootsma note, interest rate 5%	$100,000	$100,000
Zwest note, interest rate 18%	450,000	-
Notes payable – long-term	$550,000	$100,000

On July 15, 2009, the Company entered into a Promissory Note in the principal amount of $20,000 with Wan-Yu, an individual, with an interest rate of 12% per annum for the first month and an interest rate of 14% after the first month. The interest on the note is payable in cash on a monthly basis. This note is secured by the Company’s inventory and due on demand. At June 30, 2011 and December 31, 2010, the principal balance due to Wan-Yu was $20,000 and $20,000, respectively. On August 1, 2011, the Company issued 10,000 shares of common stock to retire the $20,000 note with Wan-Yu.

On October 1, 2010, the Company entered into a $15,000 Promissory Note with Hsiang, an individual, with an interest rate of 14% per annum. The interest on the note is payable in cash on a monthly basis. The maturity date of this note was April 1, 2011. At June 30, 2011 and December 31, 2010, the principal balance due to Hsiang was $15,000. On August 20, 2011, the Company issued 7,500 shares of common stock to retire the $15,000 note with Hsiang.

On December 15, 2010, the Company entered into a $200,000 Convertible Promissory Note with Yip, an individual, with an interest rate of 18% per annum. Of the interest, 14% was paid in cash and 4% was paid in the Company’s Preferred Stock at $0.50 per share. The convertible promissory note is convertible in whole or in part at the lender’s option into shares of the Company’s Preferred Stock at $0.50 per share. The Company evaluated the conversion feature of this note, and has deemed the conversion feature is not considered a derivative. The number of shares of Preferred Stock issuable upon conversion shall be determined by dividing the sum of the outstanding principal of this note being converted by $0.50 per  share of Preferred Stock. The maturity date of this note was June 30, 2011. On June 30, 2011, the $200,000 Yip note was converted into shares of the Company’s Preferred Stock at a price per share of $0.50 for an aggregate number of 400,000 shares and subsequently converted to common stock in July 2011. The Company issued 400,000 Preferred shares on June 30, 2011 as full and final payment of the note.

On January 1, 2009, the Company entered into a Promissory Note of $100,000 with Bootsma, an individual, with an interest rate of 5% per annum to redeem 1,000,000 shares of his common stock. The maturity date of this note is the earlier of the following:

(a) The date that is five years after the date of the agreement (January 1, 2014);

(b) The sale, conveyance or disposal of all or substantially all of the Company's property or business, or the Company's merger with or into or consolidation with any other corporation, or if the Company effects any other transaction or series of related transactions in which more than 50 percent of the voting stock of the Company is transferred, sold, or disposed of and the Company is not the survivor in such transaction or series of transactions;

(c) The liquidation, dissolution or indefinite cessation of the business operations of the Company;

(d) The execution by the Company of a general assignment for the benefit of creditors or the appointment of a receiver or trustee to take possession of the property or assets of the Company; or

(e) A firm commitment for an underwritten public offering by the Company of shares of its Common Stock.

On March 31, 2009, the Company entered into a Promissory Note with Zwest, the Company’s vendor in China, for $287,062, with an interest rate of 12% per annum.  The maturity date of this note was December 31, 2009. As of December 31, 2009, the Company was in default. In 2010, the Company paid off the $287,062 Promissory Note and Zwest agreed to provide the Company with a new payment arrangement for the remaining accounts payable outstanding with an interest rate of 12% per annum.  The terms of the payment arrangement are as follows.

For goods shipped before June 30, 2010:

(a) All payable amounts from 0 -4 5 days of shipping are considered regular trade payables and are not subject to the 12% interest;

(b) Payable amounts greater than 45 days are subject to the payment arrangement and are assessed a 12% interest rate.

For goods shipped after June 30, 2010:

(a) All payable amounts from 0 -75 days of shipping are considered regular trade payables and are not subject to the 12% interest; and

(b) Payable amounts greater than 75 days are subject to the payment arrangement and are assessed a 12% interest rate.

On June 30, 2011, the Company entered into a Promissory Note with Zwest whereby Zwest has agreed to convert $450,000 of the inventory payable balance to a long-term note with interest payable monthly at 18% per annum with the principal due in full on September 30, 2012.

As of June 30, 2011 and December 31, 2010, the balances due Zwest are as follows:

	06/30/11	12/31/10
Accounts payable – Zwest	$305,215	$801,531
Promissory note – long-term	450,000	-
Total amounts due to Zwest	$755,215	$801,531